Expense Example - Grant Park Dynamic Allocation Fund	Jan. 27, 2026 USD ($)
Grant Park Dynamic Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 760
Expense Example, with Redemption, 3 Years	1,146
Expense Example, with Redemption, 5 Years	1,557
Expense Example, with Redemption, 10 Years	2,699
Grant Park Dynamic Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	$ 1,987